Oct. 12, 2016
BNY Mellon Government Money Market Fund
BNY Mellon Government Money Market Fund
October 12, 2016

BNY MELLON FUNDS TRUST

- BNY Mellon Government Money Market Fund

Supplement to the Class M and Investor Shares Prospectus (the "Combined Prospectus")
and the Investor Shares Prospectus (the "Investor Shares Prospectus")
 each dated December 31, 2015

The changes described below will take effect on October 14, 2016

The following will replace the first paragraph in the section entitled "Fund Summary—BNY Mellon Government Money Market Fund—Principal Risks" in each Prospectus:

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates.  The fund currently is not permitted to impose a fee upon the sale of shares (a "liquidity fee") or temporarily suspend redemptions (a redemption "gate") under distressed conditions as some other types of money market funds are, and the fund's board has no intention to impose a liquidity fee or redemption gate.  Neither the investment adviser nor its affiliates have a legal obligation to provide financial support to the funds, and you should not expect that the investment adviser or its affiliates will provide financial support to the funds at any time. The following are the principal risks that could reduce the fund's income level and/or share price: